Income tax and social contribution (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Opening balance	R$ 922	R$ (354)	R$ (1,034)
Credit (expense) for the year – Continuing operations	(611)	(280)	(533)
Credit (expense) for the year - Discontinued operations	(24)	(851)	143
Exchange rate changes		231	13
Assets held for sale or distribution and discontinued operations	101	1,016
Other			(9)
Recognition of Negative Base - CSLL	(305)	600
Fair value - exchange of shares		(227)
Liabilities related to assets held for sale or distribution	(227)	227
At the end of the period	R$ 1,078	R$ 922	R$ (354)